FINANCE COSTS (Tables)	12 Months Ended
May 31, 2025
Disclosure Of Finance Costs [Abstract]
Disclosure of Detailed Information About Finance Costs Recognized [Table Text Block]
	Year ended May 31, 2025 $	Year ended May 31, 2024 $
Lease finance charges	11,859	10,784
Interest on debt:
Working capital loan - BDC	-	1,083
Term loan	-	170
Other finance costs	462	1,262
Total Finance Costs	12,321	13,299